Financial instruments included in the statement of financial position and impact on income (Details) € in Thousands	Jun. 30, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 63,610
Total financial assets, at fair value	63,610
Total financial liabilities	53,349
Total financial liabilities, at fair value	54,349
Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	54,349
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	36,002
Total financial liabilities, at fair value	36,002
Non-current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	36,002
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,104
Total financial liabilities, at fair value	9,104
Current financial liabilities | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,104
Trade payables and other payables
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,244
Total financial liabilities, at fair value	9,244
Trade payables and other payables | Financial liabilities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	9,244
Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	60
Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	63,550
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Total financial assets	352
Total financial assets, at fair value	352
Non-current financial assets | Financial assets carried at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Total financial assets	60
Non-current financial assets | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	292
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Total financial assets	238
Total financial assets, at fair value	238
Trade receivables | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	238
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Total financial assets	63,021
Total financial assets, at fair value	63,021
Cash and cash equivalents | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Total financial assets	€ 63,021